Bank Indebtedness - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Description of interest rate	Advances under the $40.0 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR rate plus 80% of applicable margin, or Banker’s Acceptance plus 80% of applicable margin, or in combination, and under the US$15.0 million facility at the bank’s prime lending rate
40.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity	$ 40,000,000		$ 40,000,000
Line of credit outstanding	0		0
Letters of credit outstanding	$ 27,800,000		$ 20,800,000
15.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		$ 15,000,000		$ 15,000,000
Line of credit outstanding		0		0
30.0 Million Operating Facilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		30,000,000		30,000,000
Line of credit outstanding		0		0
Letters of credit outstanding		$ 2,100,000		$ 13,300,000